SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue and Expense Recognition
Reimbursable expenses billed to clients	$ 2,793	$ 1,957	$ 7,520	$ 5,750	$ 10,652	$ 11,471	$ 8,093
Income Taxes
Federal income taxes					0
Unrecognized Tax Benefits	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0